Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of consolidated financial statement balances and amounts of the Group's VIEs

	As of December 31,
	2020	2021
	US$	US$
ASSETS
Cash and cash equivalents	7,105,349	4,263,844
Restricted cash	138,964	139,080
Accounts receivable, net	16,115,202	6,911,955
Prepaid expense and other assets	7,912,712	6,677,808
Long-term restricted cash	21,689,436	—
Long-term investments	306,518	313,691
Property and equipment, net	36,422	159,514
Operating lease right-of-use assets	—	485,196
Other non-current assets	224,235	174,957
Total Assets	53,528,838	19,126,045
LIABILITIES
Accounts payable	43,099,067	13,149,951
Short-term bank borrowings	267,917	5,126,484
Accrued salary and benefits	694,225	145,698
Accrued expenses and other current liabilities	4,228,532	4,033,675
Deferred revenue	620,688	459,887
Operating lease liabilities, current	—	300,894
Operating lease liabilities, non-current	—	37,097
Total Liabilities	48,910,429	23,253,686

	For the years ended
	December 31,
	2019	2020	2021
	US$	US$	US$
Net revenues	91,701,068	355,516,582	101,383,320
(Loss) income from operations	(26,589,386)	1,310,310	(31,302,836)
Net (loss) income	(27,062,076)	1,805,819	(31,694,750)
Net cash provided (used in) by operating activities	11,577,601	17,304,417	(27,664,505)
Net cash used in investing activities	(21,502)	(344,681)	(475,661)
Net cash provided by (used in) financing activities	405,304	(163,132)	4,772,782

Schedule of estimated useful lives by major asset category

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Motor vehicles	3 years
Leasehold improvements	Shorter of the lease term or expected useful life

Schedule of revenue based on revenue streams

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Revenue:
Advertising revenue	175,040,033	438,384,470	267,266,716
Other revenue	2,843,072	3,120,761	4,879,105
Total	177,883,105	441,505,231	272,145,821

Schedule of revenues generated by geographic location of customers' headquarters

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
PRC	121,105,976	413,141,394	232,300,929
USA	53,469,745	22,192,632	30,023,116
Others	3,307,384	6,171,205	9,821,776
Total	177,883,105	441,505,231	272,145,821

Schedule of movements in accounts receivable and deferred revenue

	Accounts Receivable	Deferred Revenue
	US$	US$
Opening Balance as of January 1, 2020	27,254,634	3,887,908
Increase (decrease), net	872,712	(556,397)
Ending Balance as of December 31, 2020	28,127,346	3,331,511
Decrease, net	(6,644,244)	(1,388,343)
Ending Balance as of December 31, 2021	21,483,102	1,943,168

Schedule of concentration risk

The following customers accounted for 10% or more of revenue:

	For the years ended
	December 31,
	2019		2020		2021
	US$	%	US$	%	US$	%
Company A	51,013,296	28.68%	*	*	*	*
Company B	28,417,379	15.98%	*	*	*	*
Company C	21,988,975	12.36%	*	*	*	*
Company D	21,335,698	11.99%	*	*	*	*
Company E	*	*	115,829,770	26.24%	75,896,207	27.89%
Company F	*	*	58,667,031	13.29%	68,943,513	25.33%

* Less than 10%.

The following customers accounted for 10% or more of accounts receivable:

	As of December 31,
	2020		2021
	US$	%	US$	%
Company E	7,498,563	25.60%	7,233,559	31.93%
Company F	11,559,398	39.47%	2,299,038	10.15%
Company G	*	*	2,298,864	10.15%

*Less than 10%.

2.Summary of Significant Accounting Policies (Continued)

(y)          Concentration and risks (Continued)

Concentration of Vendors

The Group uses certain vendors to acquire users and those cost are recorded as sales and marketing expenses. Vendors accounted for 10% or more are listed as below:

	For the years ended December 31,
	2019		2020		2021
	US$	%	US$	%	US$	%
Company H	*	*	*	*	24,058,293	12.02%
Company I	*	*	*	*	22,034,256	11.00%
Company J	*	*	52,426,534	12.53%	*	*

* Less than 10%.

The following vendors accounted for 10% or more of accounts payable:

	As of December 31,
	2020		2021
	US$	%	US$	%
Company G	*	*	5,560,854	20.03%
Company H	*	*	4,913,194	17.70%
Company I	*	*	4,041,705	14.56%
Company K	16,072,255	21.11%	*	*
Company J	9,461,038	12.43%	*	*
Company L	7,604,056	10.00%	*	*

* Less than 10%.

Schedule of maturities of lease liabilities

As of December 31,
2021
US$
2022	834,315
2023	105,216
Total lease payment	939,531
Less: imputed interest	(26,764)
Total lease liability balance	912,767
Less: Operating lease liabilities, current	(809,610)
Long-term operating lease liabilities	103,157

Schedule of future minimum lease payments under non-cancelable operating lease agreements based on ASC 840

As of December 31,
2020
US$
2021	1,650,102
2022	947,794
2023	62,003
Total lease commitment	2,659,899